Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Receivables [Abstract]
Accounts receivable, gross	¥ 203,984,074		¥ 43,250,595
Less: allowance for doubtful accounts	0		0
Accounts receivable, net	¥ 203,984,074	$ 29,668,253	¥ 43,250,595